Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended											12 Months Ended								12 Months Ended									12 Months Ended					12 Months Ended				12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Apr. 30, 2006 CTI [Member]	Jan. 31, 2012 CTI [Member]		Jan. 31, 2011 CTI [Member]	Jan. 31, 2010 CTI [Member]	Jan. 31, 2009 CTI [Member]	Jan. 31, 2012 Verint [Member] Y		Jan. 31, 2011 Verint [Member]	Jan. 31, 2010 Verint [Member]	Jan. 31, 2009 Verint [Member]	Jan. 31, 2012 Stock Options [Member]	Jan. 31, 2011 Stock Options [Member]	Jan. 31, 2010 Stock Options [Member]	Jan. 31, 2012 Stock Options [Member] CTI [Member] Y		Jan. 31, 2011 Stock Options [Member] CTI [Member]		Jan. 31, 2010 Stock Options [Member] CTI [Member]		Jan. 31, 2009 Stock Options [Member] CTI [Member]		Jan. 31, 2012 Stock Options [Member] Verint [Member] Y		Jan. 31, 2011 Stock Options [Member] Verint [Member]		Jan. 31, 2010 Stock Options [Member] Verint [Member]		Jan. 31, 2009 Stock Options [Member] Verint [Member]		Jan. 31, 2012 Restricted Stock Units (RSUs) [Member] CTI [Member]	Jan. 31, 2011 Restricted Stock Units (RSUs) [Member] CTI [Member]	Jan. 31, 2010 Restricted Stock Units (RSUs) [Member] CTI [Member]	Jan. 31, 2012 Restricted Stock Units (RSUs) [Member] Verint [Member] Y	Jan. 31, 2012 Phantom Stock Units (RSUs) [Member] Verint [Member]	Jan. 31, 2011 Phantom Stock Units (RSUs) [Member] Verint [Member]	Jan. 31, 2010 Phantom Stock Units (RSUs) [Member] Verint [Member]	Jan. 31, 2009 Phantom Stock Units (RSUs) [Member] Verint [Member]	Jan. 31, 2012 Common Stock [Member] Verint [Member]	Jan. 31, 2010 DSU Awards [Member] CTI [Member]	Jan. 31, 2012 DSU and RSU Awards [Member] CTI [Member]	Jan. 31, 2012 Stock Bonus Program [Member] Verint [Member]	Jan. 31, 2012 1996 Stock Option Plan [Member]	Jan. 31, 2012 1996 Stock Option Plan [Member] Stock Options [Member] CTI [Member]	Jan. 31, 2012 1996 Stock Option Plan [Member] Qualified Stock Options [Member] CTI [Member]	Jan. 31, 2012 1996 Stock Option Plan [Member] Non-qualified Stock Options [Member] CTI [Member]	Jan. 31, 2012 Boston Technology, Inc. 1996 Stock Option Plan [Member]	Jan. 31, 2012 Boston Technology, Inc. 1996 Stock Option Plan [Member] CTI [Member]	Jan. 31, 2012 Boston Technology, Inc. 1996 Stock Option Plan [Member] Qualified Stock Options [Member] CTI [Member]	Jan. 31, 2012 1997 and 1999 Stock Incentive Compensation Plans [Member]	Jan. 31, 2012 1997 and 1999 Stock Incentive Compensation Plans [Member] Qualified Awards [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 1997 [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 1999 [Member] CTI [Member]	Jun. 30, 2011 2000, 2001, 2004 and 2005 Stock Incentive Compensation Plans [Member] CTI [Member]	Jan. 31, 2012 2000, 2001, 2004 and 2005 Stock Incentive Compensation Plans [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 2000 [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 2001 [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 2004 [Member] CTI [Member]	Jan. 31, 2012 Stock Incentive Compensation Plans 2005 [Member] CTI [Member]	Jan. 31, 2012 2011 Stock Incentive Compensation Plan [Member] CTI [Member]	Jan. 31, 2011 2011 Stock Incentive Compensation Plan [Member] CTI [Member]	Nov. 16, 2011 2011 Stock Incentive Compensation Plan [Member] CTI [Member]	Jan. 31, 2012 2011 Stock Incentive Compensation Plan [Member] Stock Appreciation Rights (SARs) [Member] CTI [Member]	Jan. 31, 2012 2011 Stock Incentive Compensation Plan [Member] Performance-Based Compensation Awards [Member] CTI [Member]	Jan. 31, 2011 2011 Stock Incentive Compensation Plan [Member] Performance-Based Compensation Awards [Member] CTI [Member]	Jan. 31, 2012 Liability Awards [Member]	Jan. 31, 2012 Liability Awards [Member] CTI [Member]	Jan. 31, 2011 Liability Awards [Member] CTI [Member]	Jan. 31, 2010 Liability Awards [Member] CTI [Member]	Aug. 04, 2011 Verint Segment [Member] Vovici Acquisition [Member]	Jan. 31, 2012 Segment, Discontinued Operations [Member]	Jan. 31, 2011 Segment, Discontinued Operations [Member]	Jan. 31, 2010 Segment, Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 26,821,000	$ 35,539,000	$ 38,575,000																																										$ 3,200,000																													$ 4,100,000	$ 3,800,000	$ 6,000,000
Excess tax benefits from stock award plans	847,000	815,000	0							700,000		0
Initial contractual term for awards					10 years
Expiration period of unexercised options upon termination of plan (in days)					90 days
Maximum term for right to exercise awards					10 years
Minimum vesting period of plans					3 years
Maximum vesting period of plans					4 years
Authorized shares under plan										150,000																																					3,000,000				5,850,000				7,500,000	7,000,000			9,000,000	9,700,000	2,500,000	6,000,000	22,000,000
Maximum ownwership by individuals in parent company																																																10.00%				10.00%		10.00%				10.00%					10.00%
Minimum exercise price percentage																																																110.00%				110.00%		110.00%				110.00%					110.00%
Minimum exercise price per share																																																	$ 0.10
Value of awards granted under plans																																														0				0			0				0
Maximum percentage of fair market value of common stock																																																										15.00%
Common stock reserved for future issuance																																																																	22,000,000
Major shareholders of parent company percentage																																																															10.00%
Maximum term for major shareholders																																																															five	P5Y
Consecutive months for maximum number of shares awarded																																																																P12M
Maximum value per employee																																																																			10,000,000
Net options granted in period										0		0	0
Maximum number of shares per employee																																																															3,000,000			3,000,000		1,500,000
Filing period for periodic reports					12 months
Extended exercise rights period for former employees				90 days
Extended exercise rights period after restricted period for former employees				30 days
Deferred liability and compensation expense adjustments related to changes in fair value of awards					1,000,000		(500,000)	200,000
Loss contingency accrual related to liability awards																																																																					0		300,000
Stock-based compensation expense	32,951,000	53,615,000	51,635,000												3,256,000	21,266,000	20,395,000																																																					1,000,000	(500,000)	200,000
Gross value of restricted awards granted in period	0	0	0																															10,600,000	14,400,000	7,800,000
Net gross value of restricted awards granted in period																																		8,400,000	9,400,000	9,300,000
Aggregate intrinsic value					100,000
Restricted/deferred stock, shares granted					1,450,246		1,700,771	1,366,200		901,885		2,393,828	492,167																									10,000	196,000	421,000			246,200	1,450,246
Value of performance awards	2,113,000																																			1,700,000
Assumed dividend rate					0.00%
Outstanding stock options										2,564,312								2,705,842	[1],[2],[3]	11,137,991	[1]	12,852,093	[1]	12,898,673	[1]	1,114,343	[4],[5],[6]	1,766,931	[4]	4,731,119	[4]	5,225,246	[4]
Shares available for future grants					24,207,542	[2],[3]	4,226,102	6,250,365	9,961,202	2,110,090	[5],[6]	2,647,451	475,887	4,372,927																																																	21,909,870
Expenses related to modification of awards for former employees										0
Unrecognized compensation expense for nonvested awards																		100,000								600,000											20,200,000	500,000
Weighted-average period of remaining nonvested awards (years)																		0.33								2.8											1.3
Aggregate intrinsic value										2,200,000
Common stock purchased using stock options from business acquisition																																																																									42,000
Accrued liabilities																																						1,900,000	9,800,000
Total cash payments upon vesting of phantom stock units																																						$ 10,300,000	$ 22,900,000	$ 2,500,000
Minimum vesting period for stock options																																						P2Y
Maximum vesting period for stock options																																						P3Y
Unvested phantom stock units																																		1,917,010				90,000	403,000	1,106,000	1,239,000
Stock price per share																																										$ 28.28
Weighted average remaining contractual term (in years)										0.7
Trailing average price of common stock, time period in calculation (in days)	5 days
Discount from market price										20.00%

[1]	The fair value of vested stock options was $0.4 million, $0.6 million and $2.3 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
[2]	As of January 31, 2012, the unrecognized compensation expense related to nonvested Restricted Awards was $9.6 million which is expected to be recognized over a weighted-average period of 1.75 years.
[3]	The outstanding stock options as of January 31, 2012 include 135,334 nonvested stock options with a weighted-average grant date fair value of $2.34, an expected term of 4 years and a total fair value of $0.3 million. The unrecognized compensation expense related to the remaining nonvested stock options was $0.1 million which is expected to be recognized over a weighted-average period of 0.33 years. The cash received from the exercise of CTI stock options was $2.1 million during the fiscal year ended January 31, 2012.
[4]	The total fair value of vested stock options to purchase Verint Systems’ common stock was $20.4 million, $30.2 million and $69.6 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively. The intrinsic value of Verint stock options exercised was $8.0 million and the cash received from the exercise of Verint stock options was $12.5 million during the fiscal year ended January 31, 2012
[5]	As of January 31, 2012, the unrecognized compensation expense related to nonvested RSUs was $20.2 million and is expected to be recognized over a weighted-average period of 1.3 years.
[6]	The outstanding stock options to purchase Verint Systems’ common stock as of January 31, 2012 include 31,683 nonvested stock options with a weighted-average grant date fair value of $23.05, an expected term of 5.43 years and a total fair value of $0.7 million. The total unrecognized compensation cost related to nonvested options was $0.6 million and is expected to be recognized over a weighted-average period of 2.8 years.